Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Resident Fees and Services Revenue

The following table disaggregates the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and rents, or ancillary and other services (in thousands):

	Three Months Ended March 31,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$164,366	82.0%	$120,410	80.9%
Non-refundable entrance fee amortization	27,203	13.6%	24,006	16.1%
Ancillary and other services	8,776	4.4%	4,511	3.0%
Resident fees and services	$200,345	100.0%	$148,927	100.0%

The following tables disaggregate the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and board, or ancillary and other services (in thousands):

	Year Ended December 31,
	2025		2024
		Percent of		Percent of
	Amount	Total	Amount	Total
Room and board	$488,366	80.8%	$463,938	81.6%
Non-refundable entrance fee amortization	98,912	16.4%	88,995	15.7%
Ancillary and other services	16,711	2.8%	15,542	2.7%
Total resident fees and services	$603,989	100.0%	$568,475	100.0%

Schedule of Opening and Closing Balances of Accounts Receivable, Net	The opening and closing balances of accounts receivable, net were as follows (in thousands):

Closing balance - December 31, 2025	$19,431
Closing balance - March 31, 2026	24,407
Change	$4,976

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Opening balance – December 31, 2023	$19,970
Closing balance – December 31, 2024	19,697
Change	$(273)
Opening balance – December 31, 2024	$19,697
Closing balance – December 31, 2025	19,431
Change	$(266)

Schedule of Adjustments to Allowances for Credit Losses

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance - December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance - December 31, 2025	$2,018
Opening balance - December 31, 2025	$2,018
Additional allowance	1,073
Write-offs, recoveries, and other adjustments	389
Closing balance - March 31, 2026	$3,480

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance – December 31, 2023	$2,282
Additional allowance	2,494
Write-offs, recoveries, and other adjustments	(2,533)
Closing balance – December 31, 2024	$2,243
Opening balance – December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance – December 31, 2025	$2,018